Retirement And Other Benefit Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Defined Benefit Plan Before Adoption Of SFAS 158 Recognition Provision Accrued Benefit Liability	$ 0.7	$ 0.8